Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		$ 20,291	$ 42,790
Credit loss expense		37,144	15,102
Write-Offs		(28,746)	(36,651)
Other	[1]	(667)	(950)
Ending balance		28,022	20,291
Customer Accounts and Other Restricted Cash
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		673	4,096
Credit loss expense		(641)	(3,528)
Write-Offs		0	0
Other	[1]	(32)	105
Ending balance		0	673
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		8,642	25,035
Credit loss expense		25,222	15,628
Write-Offs		(22,929)	(31,929)
Other	[1]	(377)	(92)
Ending balance		10,558	8,642
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	[2]	4,049	5,859
Credit loss expense	[2]	7,213	3,551
Write-Offs	[2]	(5,691)	(4,722)
Other	[1],[2]	(173)	(639)
Ending balance	[2]	5,398	4,049
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		6,927	7,800
Credit loss expense		5,350	(549)
Write-Offs		(126)	0
Other	[1]	(85)	(324)
Ending balance		$ 12,066	$ 6,927

[1]	Other mainly relates to the impact of foreign exchange.
[2]	During the year ended December 31, 2022, recoveries from freestanding credit enhancements related to Settlement receivables, net were $1,603 which are recorded in "Selling, general and administrative" in the Consolidated Statements of Comprehensive Loss. These recoveries are not recognized against expected credit losses (See Note 1).